CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 2,535,000	$ (35,830,000)	$ (53,147,396)	$ (45,852,684)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	38,602,000	32,669,000	43,541,679	50,133,993
Gain on extinguishment	0	(6,975,000)	(6,974,805)	0
Property and equipment impairment expense	0	0	6,305,426	36,609,332
Goodwill impairment expense			1,177,148	0
Deferred income tax expense (benefit)	166,000	(18,644,000)	(27,971,582)	(23,944,640)
Amortization of deferred revenue rebate	1,385,000	1,385,000	1,846,251	1,846,251
Amortization of deferred debt issuance costs	3,322,000	1,806,000	2,090,874	1,351,202
Stock-based compensation	8,730,000	1,130,000	1,649,282	1,238,824
Loss/(gain) on disposal of assets	28,971,000	12,859,000	22,528,670	21,267,985
(Gain) loss on interest rate swap	(226,000)	(54,000)	(205,422)	260,168
Changes in operating assets and liabilities:
Accounts receivable	(44,868,000)	3,255,000	(24,888,087)	67,348,446
Other current assets	3,271,000	(4,000)	(562,897)	8,666
Inventories	(4,435,000)	1,579,000	3,859,165	(622,494)
Prepaid expenses	(910,000)	2,845,000	(62,093)	2,081,537
Accounts payable	41,564,000	(2,294,000)	37,047,563	(23,889,408)
Accrued liabilities	589,000	620,000	4,392,287	(6,294,956)
Accrued interest	(23,000)	1,000	31,544	(311,500)
Net cash (used in) provided by operating activities	78,673,000	(5,652,000)	10,657,607	81,230,722
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(193,820,000)	(18,631,000)	(42,831,884)	(62,855,418)
Proceeds from sale of assets	4,237,000	475,000	1,144,200	79,045
Net cash used in investing activities	(189,583,000)	(18,156,000)	(41,687,684)	(62,776,373)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	27,112,000	0	0	60,718,300
Repayments of borrowings	(164,638,000)	(42,166,000)	(41,295,302)	(73,781,755)
Proceeds from insurance financing			4,126,462	4,105,133
Repayments of insurance financing	(2,900,000)	(2,833,000)	(4,527,287)	(6,257,342)
Extinguishment of debt			(30,000,000)	0
Payment of debt extinguishment costs	0	(525,000)	(525,196)	0
Payment of debt issuance costs	(1,653,000)	(115,000)	(139,543)	0
Proceeds from contributed capital			40,425,196	0
Proceeds from issuance of convertible preferred stock			169,999,943	0
Equity capitalization	0	40,425,000
Proceeds from IPO	185,500,000	0
Payment of IPO costs	(15,099,000)	0	(7,488,768)	0
Payment of deferred IPO costs			(260,149)	0
Net cash provided by (used in) financing activities	28,322,000	(5,214,000)	130,315,356	(15,215,664)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(82,588,000)	(29,022,000)	99,285,279	3,238,685
CASH AND CASH EQUIVALENTS - Beginning of period	133,595,602	34,310,323	34,310,323	31,071,638
CASH AND CASH EQUIVALENTS - End of period	$ 51,008,000	$ 5,288,000	$ 133,595,602	$ 34,310,323